Weighted Average Shares (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Numerator
Net income (loss)	$ (457,209)	$ 847,192	$ (2,344,772)	$ 661,715	$ 1,602,824	$ 1,304,446
Effect on earnings of dilutive convertible debt		(225,266)		233,068
Net income (loss) plus assumed conversions	$ (457,209)	$ 621,926	$ (2,344,772)	$ 894,783	$ 1,602,824	$ 1,304,446
Denominator
Basic weighted average shares outstanding	108,284,171	107,193,974	107,977,505	94,167,466	100,798,223	75,416,916
Stock options and warrants				2,939,613	2,510,488	131,250
Restricted stock units		2,935,000		2,935,000	3,225,133	2,550,000
Convertible debt		4,000,000		4,000,000
Diluted weighted average shares outstanding	108,284,171	114,128,974	107,977,505	104,042,079	106,533,844	78,098,166
Basic	$ 0.00	$ 0.01	$ (0.02)	$ 0.01	$ 0.02	$ 0.02
Diluted	$ 0.00	$ 0.01	$ (0.02)	$ 0.01	$ 0.02	$ 0.02
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities					18,568,963	24,597,134
Range of Exercise Prices, minimum			$ 0.25		$ 0.17
Range of Exercise Prices, maximum			$ 4.00		$ 4.00
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities			43,291,969
Range of Exercise Prices, minimum			$ 0.25
Range of Exercise Prices, maximum			$ 4.00
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities			3,368,247
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities			17,900,000